Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other Financial Liabilities [Abstract]
Schedule of other financial liabilities
The detail of Other financial liabilities in the consolidated balance sheets is as follows:

Million euros
	2019	2018	2017
Trade payables	1,279	1,323	1,559
Clearing houses	165	434	767
Tax collection accounts:
Public Institutions	4,122	3,968	3,212
Factoring accounts payable	409	263	290
Unsettled financial transactions	3,693	3,373	6,375
Lease liabilities (Note 2.l)	5,108	190	202
Other financial liabilities	15,459	15,113	16,023
	30,235	24,664	28,428

Maturity of subordinated liabilities and debentures
The distribution of the book value of debt securities issued by contractual maturity is shown below:

Million euros
	On demand	Within 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Subordinated debt	—	—	—	—	130	1,313	19,435	20,878
Senior unsecured debt	—	3.128	9.504	18,923	33,263	31,199	22,283	118,300
Senior secured debt	—	8.172	1.938	13,333	33,106	14,743	18,863	90,155
Promissory notes and other securities	—	4.941	11.455	16,248	—	—	—	32,644
Debt securities issued	—	16.241	22.897	48,504	66,499	47,255	60,581	261,977
The distribution by contractual maturity of the notional amounts of these debt securities issued is as follows:

Million euros
	On demand	Within 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Subordinated debt	—	—	—	—	129	1,299	19,221	20,649
Senior unsecured debt	—	3,056	9,286	18,489	32,499	30,483	21,771	115,584
Senior secured debt	—	8,152	1,934	13,301	33,026	14,707	18,818	89,938
Promissory notes and other securities	—	5,058	11,725	16,631	—	—	—	33,414
Debt securities issued	—	16,266	22,945	48,421	65,654	46,489	59,810	259,585
The analysis of the maturities of lease liabilities as of 31 December 2019 is shown below:

Million euros
2019
Maturity Analysis - Discounted payments
Within 1 year	766
Between 1 and 3 years	1,254
Between 3 and 5 years	875
Later than 5 years	2,213
Total Discounted payments at 31 December 2019	5,108